Other Income and Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other non-operating income [Abstract]
Reversal of other provisions	₩ 15,548	₩ 25,826	₩ 16,542
Reversal of allowance for doubtful accounts	98	2,465	0
Gains on government grants	458	269	281
Gains on assets contributed	9,347	24,324	6,921
Gains on liabilities exempted	1,830	1,314	916
Compensation and reparations revenue	104,826	95,407	113,292
Revenue from foundation fund	1
Revenue from research contracts	5,996	4,001	5,276
Income related to transfer of assets from customers	661,212	643,477	604,808
Rental income	204,123	193,567	191,088
Others of Other Income	30,694	45,798	58,849
Refund of claim for rectification	7,274	11,880	1,969
Adjustment of research project	7,638	2,150	3,294
Maintenance expenses on lease building	160	2,785	153
Training expenses	1,739	3,852	3,167
Deposit redemption	378	314	436
Reversal of expenses on litigation	991	620	9,926
Revenue on royalty fee	173	0	0
Reimbursement of insurance fee	1	22	610
Gains on guarantee contracts	27	134	135
Miscellaneous other non-operating income	12,313	24,041	39,159
Other nonoperating income	1,034,133	1,036,448	997,973
Other non-operating expense
Compensation and indemnification expense	663	11,959	403
Accretion expenses of other provisions	2,711	17,991	7,939
Depreciation expenses on investment properties	1,386	1,453	5,069
Depreciation expenses on idle assets	3,621	6,604	6,542
Other bad debt expense	49,372	32,503	29,348
Donations	152,456	316,981	64,752
Others of Other Expense	47,723	30,229	127,860
Operating expenses related to the idle assets	44	46	49
Research grants	109	91	399
Expenses related to farming and fishing village supports	17,065	16,115	13,991
Expenses related to Operating of a fitness center	6,948	5,101	5,234
Expenses on adjustment of research and development grants	2,241	720	554
Taxes and dues	119	253	188
Expenses on R&D supports	861	242	67
Miscellaneous other non-operating expense	20,336	7,661	107,378
Other Nonoperating Expense	₩ 257,932	₩ 417,720	₩ 241,913